UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suit 2 Omaha, NE   68130

(Address of principal executive offices)

(Zip code)

James  Ash, Gemini Fund Services, LLC

             80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  6/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
Par Value ($)					Coupon Rate %	Maturity	Value
		BONDS & NOTES - 74.8%
		AIRLINES - 3.8%
695,000		Continental Airlines 2012-1 Class B Pass Through Trust			6.2500	4/11/2020	$ 714,112
1,000,000		US Airways 2013-1 Class B Pass Through Trust			5.3750	11/15/2021	990,000
							1,704,112
		AUTOMOBILE ABS - 6.0%
50,518		Ally Auto Receivables Trust 2010-1 A4			2.3000	12/15/2014	50,676
48,639		Ally Auto Receivables Trust 2012-2 A2			0.5600	10/15/2014	48,645
867		AmeriCredit Automobile Receivables Trust 2010-2 B			2.7300	3/9/2015	868
104,307		AmeriCredit Automobile Receivables Trust 2012-2 A2			0.7600	10/8/2015	104,358
195,000		AmeriCredit Automobile Receivables Trust 2013-3 A1			0.2500	6/9/2014	194,939
25,549		ARI Fleet Lease Trust 2013-A A1 (b)			0.2600	4/15/2014	25,549
969,203		Chesapeake Funding LLC 2012-1A A (a,b)			0.9433	11/7/2023	971,674
24,075		DT Auto Owner Trust 2012-2A A (b)			0.9100	11/16/2015	24,083
195,000		DT Auto Owner Trust 2013-1A A (b)			0.7500	5/16/2016	194,756
128,629		Enterprise Fleet Financing LLC 2013-1 A1 (b)			0.2600	3/20/2014	128,629
45,000		First Investors Auto Owner Trust 2013-2A A1			0.3400	6/16/2014	44,944
78,000		Ford Credit Auto Owner Trust 2013-B A1 (b)			0.2100	5/15/2014	77,961
124,426		Honda Auto Receivables 2013-2 Owner Trust 2013-2 A1			0.2400	5/16/2014	124,401
25,213		Honda Auto Receivables Owner Trust 2013-1 A1			0.2000	1/21/2014	25,213
71,196		Hyundai Auto Lease Securitization Trust 2013-A A1 (b)			0.2300	3/17/2014	71,196
12,192		Hyundai Auto Receivables Trust 2011-B A3			1.0400	9/15/2015	12,221
60,803		Mercedes-Benz Auto Lease Trust 2013-A A1			0.2700	5/15/2014	60,803
68,881		Prestige Auto Receivables Trust 2011-1A A3 (b)			1.9000	8/17/2015	68,967
64,731		Santander Drive Auto Receivables Trust 2012-2 A2			0.9100	5/15/2015	64,792
26,312		Santander Drive Auto Receivables Trust 2013-2 A1			0.2600	3/17/2014	26,312
202,140		SMART Trust 2011-2USA A3A (b)			1.5400	3/14/2015	202,891
34,627		SMART Trust 2012-4US A2A			0.6700	6/14/2015	34,643
35,835		SMART Trust 2013-1US A1			0.2300	1/14/2014	35,815
17,669		SMART Trust 2013-2US A1			0.2600	5/14/2014	17,669
83,267		Volkswagen Auto Loan Enhanced Trust 2013-1 A1			0.2000	3/20/2014	83,267
							2,695,272
		BANKS - 2.9%
720,000		BBVA US Senior SAU			4.6640	10/9/2015	740,861
320,000		Eksportfinans ASA			2.3750	5/25/2016	304,800
235,000		Wachovia Capital Trust III (a)			5.5698	Perpetual	230,594
							1,276,255
		CHEMICALS - 0.2%
67,500		Ashland, Inc. (b)			4.7500	8/15/2022	66,487

		COMMERCIAL MBS - 0.4%
60,288		Bear Stearns Commercial Mortgage Securities, Inc. Series 2001-TOP2 D (a,b)			6.9400	2/15/2035	60,255
16,996		Chase Commercial Mortgage Securities Corp. 1998-1 F (a,b)			6.5600	5/18/2030	17,101
51,514		SMA Issuer I LLC 2012-LV1 A (b)			3.5000	8/20/2025	51,742
43,332		Wachovia Bank Commercial Mortgage Trust Series 2006-WHALE 7A A2 (a,b)			0.3125	9/15/2021	42,951
							172,049
		CREDIT CARD ABS - 0.3%
150,000		Capital One Multi-Asset Execution Trust 2006 - A12 A (a)			0.2525	7/15/2016	149,937

		DIVERSIFIED FINANCIAL SERVICES - 2.7%
505,000		International Lease Finance Corp.			3.8750	4/15/2018	476,594
700,000		International Lease Finance Corp.			4.8750	4/1/2015	711,375
							1,187,969
		FOREIGN GOVERNMENT - 0.8%
201,609		Argentine Republic Government International Bond			7.8200	12/31/2033	145,439
200,000		Venezuela Government International Bond			8.5000	10/8/2014	198,500
							343,939
		INSURANCE - 2.3%
570,000		American International Group, Inc. (a)			8.1750	5/15/2058	695,400
335,000		Sirius International Group Ltd. (a,b)			7.5060	5/29/2049	345,622
							1,041,022
		METAL FABRICATE/HARDWARE - 0.4%
200,000		TMK OAO Via TMK Capital SA (b)			6.7500	4/3/2020	184,250

		MUNICIPAL - 0.2%
100,000		Brazil Minas SPE via State of Minas Gerais			5.3330	2/15/2028	97,000

		OIL & GAS - 2.1%
110,000		Petrobras Global Finance BV			5.6250	5/20/2043	96,001
330,000		Petrohawk Energy Corp.			7.2500	8/15/2018	357,309
500,000		Venoco Inc.			8.8750	2/15/2019	488,125
							941,435
Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Par Value ($)					Coupon Rate %	Maturity	Value
		OTHER ABS - 0.1%
9,393		GE Equipment Transportation LLC Series 2012-2 A1			0.2600	10/24/2013	$ 9,393
26,411		GE Equipment Transportation LLC Series 2013-1 A1			0.2600	3/24/2014	26,411
30,909		Volvo Financial Equipment LLC Series 2013-1A A1 (b)			0.2600	4/15/2014	30,909
							66,713
		PHARMACEUTICALS - 0.3%
150,000		VPII Escrow Corp. (b)			7.5000	7/15/2021	155,250

		REGIONAL (STATE/PROVINCE) - 0.4%
200,000		Queensland Treasury Corp.			6.0000	7/21/2022	200,667

		STUDENT LOAN ABS - 1.8%
354,260		SLM Private Credit Student Loan Trust 2005-B A2 (a)			0.4533	3/15/2023	346,438
434,726		SLM Private Education Loan Trust 2010-A 2A (a,b)			3.4425	5/16/2044	449,790
							796,228
		TELECOMMUNICATIONS - 1.1%
600,000		NII Capital Corp.			7.6250	4/1/2021	466,500

		U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.9%
759,486		Ginnie Mae II pool G2 82600 2011-H21 HI MBS (a)			3.5000	8/20/2040	800,722
3,583,600		Government National Mortgage Association 2011-H21 HI CMO (a)			1.8136	11/20/2061	302,814
5,000,000		Federal Farm Credit Banks (d)			1.0100	6/26/2017	4,937,915
5,000,000		Federal Farm Credit Banks (d)			1.0500	7/8/2016	4,998,855
6,000,000		Federal Home Loan Mortgage Corp. (d)			0.4500	9/4/2015	5,990,700
5,000,000		Federal National Mortgage Association			0.8750	5/21/2018	4,828,385
							21,859,391
		WL COLLATERAL CMO - 0.1%
35,006		Countrywide Asset-Backed Certificates 2005 - 1M1 1A2 (a)			0.4730	11/25/2035	34,297

		TOTAL BONDS & NOTES (Cost - $33,422,362)					33,438,773

Shares					Dividend Rate %
		PREFERRED STOCK - 7.8%
		BEVERAGES - 0.1%
2,455		Glacier Water Trust I			9.0625	1/31/2028	63,585

		ELECTRIC - 5.0%
5,000		Alabama Power Co.			4.6000	Perpetual	460,150
37,000		Southern California Edison Co.			4.0800	Perpetual	808,450
10,000		Southern California Edison Co.			4.2400	Perpetual	2,100
149,800		Southern California Edison Co.			4.3200	Perpetual	33,555
2,150		Union Electric Co.			4.0000	Perpetual	197,800
7,500		Union Electric Co.			4.5000	Perpetual	721,875
							2,223,930
		INSURANCE - 1.9%
1,000		XLIT Ltd.			3.3881	10/29/2049	835,000

		TOTAL PREFERRED STOCK (Cost - $3,192,791)					3,122,515

Number of Contracts
		OPTIONS PURCHASED - 0.4%
		CALL OPTIONS PURCHASED - 0.4%
50		Euro-Bund Future, September, 2013, @ $144.50, expiring August, 2013					24,046
150		Euro-Bund Future, September, 2013, @ $145.50, expiring August, 2013					40,944
150		US Long Bond Future, September, 2013 @ $129.00, expiring August, 2013					53,906
400		US Long Bond Future, September, 2013 @ $130.00, expiring August, 2013					75,000
		TOTAL CALL OPTIONS PURCHASED (Cost - $272,363)					193,896
Shares					Yield %
		SHORT-TERM INVESTMENTS - 17.4%
		MONEY MARKET FUND - 17.4%
6,461,042		HighMark 100% US Treasury Money Market Fund (c)			0.0032		6,461,042
1,327,610		HighMark Diversified Money Market Fund (c)			0.0245		1,327,610
		TOTAL SHORT-TERM INVESTMENTS (Cost - $7,788,652)					7,788,652

		TOTAL INVESTMENTS - 99.6% (Cost - $44,676,168) (e)					$ 44,543,836
		OTHER ASSETS LESS LIABILITIES - 0.4%					168,315
		NET ASSETS - 100.0%					$ 44,712,151
Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

		ABS - Asset Back Security
		CMO - Collateralized Mortgage Obligation
		MBS - Mortgage Backed Security
	(a)	Variable rate security - interest rate subject to periodic change.
	(b)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2013, these securities amounted to $3,312,007 or 7.4% of net assets

	(c)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2013.
	(d)

Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and Federal Home Loan Mortgage Corp. currently operates

	(e)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $44,676,368 and differs from market value by net unrealized appreciation (depreciation) of securities as follows

		:

					Unrealized Appreciation:		$ 240,647
					Unrealized Depreciation:		($373,179)
					Net Unrealized Depreciation:		$ (132,532)

Contracts							Unrealized Gain/(Loss)
		FUTURES CONTRACTS
		OPEN SHORT FUTURES CONTRACTS
(11)		US 10 Year Future maturing June 2013
		(Underlying Face Amount at Value $1,982,607 USD)					$ 31,625
		NET UNREALIZED GAIN FROM OPEN LONG FUTURES CONTRACTS

		OPEN LONG FUTURES CONTRACTS
26		10 YR Mini JBG Future maturing September, 2013
		(Underlying Face Amount at Value $370,786,000 YEN)					(1,047)
34		Euro-Bund Future maturing September, 2013
		(Underlying Face Amount at Value $6,254,232 EUR)					(76,090)
29		Long Gilt Future maturing september, 2013
		(Underlying Face Amount at Value $4,923,794 GBP)					(153,930)
72		US 10 Year Future maturing September, 2013
		(Underlying Face Amount at Value $9,112,536 USD)					(91,006)
		NET UNREALIZED LOSS FROM OPEN SHORT FUTURES CONTRACTS					(322,073)

		NET UNREALIZED LOSS FROM OPEN FUTURES CONTRACTS					$ (290,448)

		OPEN SWAP CONTRACTS
		Reference Entity	Notional Amount	Interest Rate (Payable)/ Receivable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
		American International Group	$ 1,000,000	(5.00%)	9/20/2018	Citigroup	$ (1,746)
		CDX.NA.HY.19.V1	500,000	(5.00%)	12/20/2017	Citigroup	(25,675)
		CDX.NA.IG.2006.18B	1,000,000	(1.00%)	6/20/2018	Citigroup	(3,927)
		CDX.NA.IG.2006.2018	1,000,000	(1.00%)	6/20/2018	Citigroup	4,176
		El Paso Corp., 5yr	2,000,000	1.00%	6/20/2017	Citigroup	51,085
		General Mills, Inc.	3,000,000	(1.00%)	6/20/2017	Citigroup	12,393
		Honey Well International, Inc., 5yr	2,000,000	(1.00%)	9/20/2017	Citigroup	(9,882)
		International Paper Co., 5yr	2,000,000	1.00%	9/20/2017	Citigroup	82,011
		NRG Energy, Inc., 3yr	750,000	5.00%	12/20/2014	Citigroup	31,168
		Occidenteal Petroleum	1,000,000	(1.00%)	9/20/2018	Citigroup	(1,827)
		Packaging Corporation of America, 5yr	2,000,000	(1.00%)	9/20/2017	Citigroup	(64,136)
		Rio Tinto PLC	1,000,000	(1.00%)	6/20/2018	Citigroup	(42)
		Tech Resources Inc.	1,000,000	1.00%	6/20/2018	Citigroup	(20,548)
		The Markit iTraxx Europe Index. 5yr	1,000,000	(1.00%)	6/20/2018	Citigroup	3,635
		The Procter & Gamble Company. 5yr	3,000,000	1.00%	6/20/2017	Citigroup	7,855
		United Technology, Corp. 5yr	2,000,000	1.00%	9/20/2017	Citigroup	27,531
		Wells Fargo & Co.	1,000,000	1.00%	6/20/2018	Citigroup	(3,356)
		Wells Fargo & Co. 5yr	1,000,000	(1.00%)	6/20/2018	Citigroup	(855)
		WhirlPool	1,000,000	(1.00%)	9/20/2018	Citigroup	374
							$ 88,234

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of the Portfolio of Investments.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this proces and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets*		Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes		$ -	$ 33,438,773	$ -	$ 33,438,773
Preferred Stock		3,122,515	-	-	3,122,515
Options Purchased		193,896			193,896
Short-Term Investments		7,788,652	-	-	7,788,652
Total		$ 11,105,063	$ 33,438,773	$ -	$ 44,543,836
Derivatives
Forward Currency Exchange Contracts		$ -	$ 22,653	$ -	$ 22,653
Futures**		31,625	-	-	31,625
Swaps		-	220,228	-	220,228
	Total Derivatives	$ 31,625	$ 242,881	$ -	$ 274,506
	Total Assets	$ 11,136,688	$ 33,681,654	$ -	$ 44,818,342
Liabilities
Derivatives
Forward Currency Exchange Contracts		$ -	$ (12,000)	$ -	$ (12,000)
Futures**		(322,073)	-	-	(322,073)
Swaps		-	(131,994)	-	(131,994)
	Total Liabilities	$ (322,073)	$ (143,994)	$ -	$ (466,067)

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* See Portfolio of Investments for Industry Classification.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Futures Contracts – The Fund is subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.

Forward Foreign Currency Exchange Contracts – The Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

As of June 30, 2013 the following Forward Foreign Currency Exchange contracts were open:

					Unrealized
	Settlement	Local	U.S. Dollar		Appreciation
Foreign Currency	Date	Currency	Market Value	Counterparty	(Depreciation)
To Buy:
MEXICAN PESO	7/23/2013	502,122	$ 38,537	Citigroup	$ 15
AUSTRAILIAN DOLLAR	7/24/2013	236,774	216,727	Citigroup	31
EURO	7/24/2013	362,624	477,935	Citigroup	6,596
JAPANESE YEN	7/24/2013	97,568,189	995,392	Citigroup	12,832
MEXICAN PESO	7/24/2013	1,334,472	99,733	Citigroup	(2,647)
			$ 1,828,324		$ 16,827
To Sell:
BRITISH POUND STERLING	7/24/2013	340,724	516,981	Citigroup	(9,353)
MEXICAN PESO	7/24/2013	1,388,585	106,531	Citigroup	3,179
			$ 623,512		$ (6,174)

Total unrealized appreciation on forward foreign currency exchange contracts					$ 10,653

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties.  One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk.  The seller typically receives pre-determined periodic payments from the other party.  These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio.  In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of June 30, 2013 categorized by risk exposure.

Unrealized appreciation/(depreciation) on derivatives:
		Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at June 30, 2013
Purchased Options		$ -	$ -	$ -
Forward Contracts
		$ -	$ 10,653	$ -	$ -	$ 10,653
Options Purchased		(78,467)				(78,467)
Futures		-	-	-	(290,448)	(290,448)
Swap		88,234	-	-	-	88,234
	Total	$ 9,767	$ 10,653	$ -	$ (290,448)	$ (270,028)

The amounts of derivative instruments disclosed, on the Portfolio of Investments at June 30, 2013 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/28/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/28/2013